Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		$ 1,649	$ 16,482
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(5)	(5)
Disposal of subsidiaries, associates and intangible assets	[1]	100	58
Purchase of property, equipment and software		(782)	(845)
Disposal of property, equipment and software		8	32
Purchase of financial assets measured at fair value through other comprehensive income		(1,757)	(862)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		1,160	701
Net (purchase) / redemption of debt securities measured at amortized cost		653	(2,469)
Net cash flow from / (used in) investing activities		(623)	(3,390)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(14,248)	(5,966)
Distributions paid on UBS shares		(2,544)	(2,440)
Issuance of long-term debt, including debt issued designated at fair value		31,471	40,494
Repayment of long-term debt, including debt issued designated at fair value		(25,931)	(26,838)
Net cash flow from / (used in) financing activities		(12,301)	4,412
Total cash flow
Cash and cash equivalents at the beginning of the period		126,079	104,834
Net cash flow from / (used in) operating, investing and financing activities		(11,275)	17,504
Effects of exchange rate differences on cash and cash equivalents		613	(2,058)
Cash and cash equivalents at the end of the period	[2]	115,417	120,280
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks		101,341	103,048
of which: loans and advances to banks		12,108	14,414
of which: money market paper	[3]	$ 1,968	$ 2,818

[1]	Includes dividends received from associates
[2]
USD 3,161 million and USD 4,078 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2019 and 30 June 2018, respectively. Refer to “Note 26 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[3]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.